Significant changes in the current reporting period (Details) $ / shares in Units, $ in Millions, $ in Millions		1 Months Ended				4 Months Ended
	Mar. 18, 2021 $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($) $ / shares	Mar. 31, 2024 USD ($)
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from issue of shares | $						$ 97.0
Proceeds from private placement		$ 24.7	$ 36.7
Share Price (in dollars per share) | $ / shares	$ 2.41				$ 0.30
Private Placements
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Payment for financing global private placement				$ 39.7	$ 60.3